Note 6 - Credit Facilities and Capital Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 9.    Senior Notes, Credit Facilities, and Capital Leases

Senior Notes

On April 12, 2013, we completed an offering of $500 million in aggregate principal amount of our senior notes due May 1, 2021 (the “Notes”) in a private placement conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended. The Notes are governed by the Indenture, dated as of April 12, 2013 (the “Indenture”), among us and certain of our subsidiaries and The Bank of New York Mellon Trust Company, N.A., as trustee.

The Notes are recorded net of a 2% initial purchaser discount totaling $10 million at the time of issuance and having an amortized balance of $9.9 million as of June 30, 2013. The Notes bear interest at a rate of 6.875% per year from the date of original issuance or from the most recent payment date to which interest has been paid or provided for.  Interest on the Notes is payable on May 1 and November 1 of each year, commencing November 1, 2013. During the six-month period ended June 30, 2013, interest expense related to the notes and amortization of the initial purchaser discount and fees related to the issuance of the notes, net of $1.7 million in capitalized interest, totaled $5.9 million.

The Notes are guaranteed on a senior unsecured basis by certain of our subsidiaries (the "Guarantors").   The Notes and the guarantees will be our general senior unsecured obligations and will be subordinated to all of our and the Guarantors' existing and future secured debt to the extent of the assets securing that secured debt.  In addition, the Notes will be effectively subordinated to all of the liabilities of our subsidiaries that are not guaranteeing the Notes, to the extent of the assets of those subsidiaries.

The net proceeds from the offering of the Notes ($490 million) were used to partially fund the acquisition of Aurizon and for general corporate purposes, including expenses related to the Aurizon acquisition. See Note 13 for more information.

The Notes will be redeemable in whole or in part, at any time and from time to time on or after May 1, 2016, on the redemption dates and at the redemption prices specified in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption.  Prior to May 1, 2016, we may redeem some or all of the Notes at a redemption price of 100% of the principal amount, plus accrued and unpaid interest, if any, to the redemption date, plus a “make whole” premium.  We may redeem up to 35% of the Notes before May 1, 2016 with the net cash proceeds from certain equity offerings.

Upon the occurrence of a change of control (as defined in the Indenture), each holder of Notes will have the right to require us to purchase all or a portion of such holder's Notes pursuant to a change of control offer (as defined in the Indenture), at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase, subject to the rights of holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date.

In connection with the sale of the Notes, we entered into a Registration Rights Agreement, dated as of April 12, 2013, pursuant to which we and the Guarantors have agreed to (i) file an exchange offer registration statement within 270 days after the issue date of the Notes to exchange the Notes for a new issue of debt securities registered under the Securities Act, with terms substantially identical to those of the Notes (except with respect to certain transfer restrictions and certain obligations to pay special interest as described in the Notes); (ii) use our commercially reasonable efforts to cause the exchange offer registration statement to be declared effective under the Securities Act within 330 days after the issue date of the Notes; (iii) use our commercially reasonable efforts to consummate the exchange offer within 365 days after the issue date of the Notes; and (iv) in certain circumstances, file a shelf registration statement for the resale of the Notes. If we and the Guarantors fail to satisfy our registration obligations under the Registration Rights Agreement, then the annual interest rate on the Notes will increase by 0.25% per annum and by an additional 0.25% per annum for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.0% per annum.

Credit Facilities

We have a $100 million senior secured revolving credit facility, which is collateralized by the shares of common stock held in our material domestic subsidiaries and by our joint venture interests in the Greens Creek mine, all of our rights and interests in the joint venture agreement, and all of our rights and interests in the assets of the joint venture.  This credit facility originated with a $60 million senior secured revolving credit agreement entered into in October 2009 that has been amended several times. On April 1, 2013 we amended the agreement to reduce the commitment amount from $150 million to $100 million while also adjusting certain covenants and limitations. Amounts borrowed under the credit agreement are available for general corporate purposes.  The interest rate on outstanding loans under the agreement is between 3.00% and 3.75% above the London Interbank Offered Rate or an alternative base rate plus an applicable margin of between 2.00% and 2.75%.  We are required to pay a standby fee of between 0.825% and 1.05% per annum on undrawn amounts under the revolving credit agreement.  The credit facility is effective until August 1, 2015. In the first six months of 2013, we incurred $0.3 million in interest expense for the amortization of loan origination fees and $0.6 million in interest expense for commitment fees relating to the credit agreement.

The credit agreement includes various covenants and other limitations related to our various financial ratios and indebtedness and investments, as well as other information and reporting requirements, including the following limitations:

•	Senior Leverage ratio (calculated as debt secured by liens divided by EBITDA) of not more than 2.50:1.

•

Leverage ratio (calculated as total debt less unencumbered cash divided by EBITDA) of not more than 4.00:1 at all times prior to March 31, 2014, and not more than 3.50:1 at all times from and after March 31, 2014.

•	Interest coverage ratio (calculated as EBITDA divided by interest expense) of not less than 3.0:1.

•

Tangible net worth of greater than 80% of the Tangible Net Worth at completion of the acquisition of Aurizon, plus 50% of positive quarterly Net Income thereafter. (see Note 13 for more information on the acquisition of Aurizon).

We were in compliance with all covenants under the credit agreement as of June 30, 2013.  We have not drawn funds on the current revolving credit facility as of the filing date of this Form 10-Q.

Capital Leases

We have entered into various lease agreements primarily for equipment at our Greens Creek and Lucky Friday units, which we have determined to be capital leases.  At June 30, 2013, the total liability balance associated with capital leases, including certain purchase option amounts, was $20.8 million, with $7.1 million of the liability classified as current and $13.7 million classified as non-current. At December 31, 2012, the total liability balance associated with capital leases was $17.5 million, with $5.6 million of the liability classified as current and $11.9 million classified as non-current. The total obligation for future minimum lease payments was $21.6 million at June 30, 2013, with $1.0 million attributed to interest.

At June 30, 2013, the annual maturities of capital lease commitments, including interest, are (in thousands):

Twelve-month period ending June 30,
2014	$6,970
2015	7,120
2016	5,476
2017	2,065
Total	21,631
Less: imputed interest	(960)
Net capital lease obligation	$20,671

Note 6: Credit Facilities and Capital Leases

Credit Facilities

We have a $150 million senior secured revolving credit facility, which is collateralized by the shares of common stock held in our material subsidiaries and by our joint venture interests in the Greens Creek mine, all of our rights and interests in the joint venture agreement, and all of our rights and interests in the assets of the joint venture.  This credit facility originated with a $60 million senior secured revolving credit agreement entered into in October 2009 that has been amended several times to its current form. Amounts borrowed under the credit agreement are available for general corporate purposes.  The interest rate on outstanding loans under the agreement is between 3.00% and 3.75% above the LIBOR or an alternative base rate plus an applicable margin of between 2.00% and 2.75%.  We are required to pay a standby fee of between 0.825% and 1.05% per annum on undrawn amounts under the revolving credit agreement.  The credit facility is effective until August 1, 2015. In 2012, we incurred $0.5 million in interest expense for the amortization of loan origination fees and $1.0 million in interest expense for commitment fees relating to the credit agreement.

The credit agreement includes various covenants and other limitations related to our various financial ratios and indebtedness and investments, as well as other information and reporting requirements, including the following limitations:

•	Leverage ratio (calculated as total debt divided by EBITDA) of not more than 3.0:1.

•	Interest coverage ratio (calculated as EBITDA divided by interest expense) of not less than 3.0:1.

•	Current ratio (calculated as current assets divided by current liabilities) of not less than 1.10:1.

•	Tangible net worth of greater than $500 million.

We were in compliance with all covenants under the credit agreement as of December 31, 2012.  We have not drawn funds on the current revolving credit facility as of the filing date of this Form 10-K.

Capital Leases

Since 2009, we have entered into various lease agreements for equipment at our Greens Creek and Lucky Friday units, which we have determined to be capital leases.  At December 31, 2012, the total liability balance associated with capital leases, including purchase option amounts, was $17.5 million, with $5.6 million of the liability classified as current and $11.9 million classified as non-current. At December 31, 2011, the total liability balance associated with capital leases was $10.3 million, with $4.0 million of the liability classified as current and $6.3 million classified as non-current. The annual maturities of capital lease commitments, including interest, as of December 31, 2012 are:

Year ending December 31,
2013	$6,049
2014	5,821
2015	4,618
2016	1,931
Total	18,419
Less: imputed interest	(920)
Net capital lease obligation	$17,499